SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Payroll and related employee accruals	$ 13,229	$ 14,644
Derivative instruments	320
Governmental authorities	506	2,206
Other	533	3,194
Other current liabilities	$ 14,588	$ 20,044